CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
OPERATING ACTIVITIES
Profit before tax	$ 1,586	$ 12,367	$ 13,289	$ 11,296
Adjustments for:
Impairment loss on trade receivables, net of reversal	1,319	10,285	330	863
Gain on disposal of a subsidiary	(1,260)	(9,829)
Interest income from banks		(1)	(1)	(1)
Interest expenses on lease liabilities			18	68
Interest expenses on dividend payables				348
Interest expense on trade payable with a third party			7
Imputed interest on amount due to a director	21	160	170	158
Imputed interest on amount due to related parties, net	6	47	88	65
Depreciation of property, plant and equipment			764	833
Depreciation of right-of-use assets			730	973
Operating cash flows before movements in working capital	1,672	13,029	15,395	14,603
Increase / (decrease) in inventories	1,497	11,685	(16,102)	(810)
Increase / (decrease) in trade receivables	(7,716)	(60,181)	9,957	(16,430)
(Decrease) / increase in prepayments, deposits and other receivables	(325)	(2,533)	44	10
Decrease in bank balances - client accounts	6,864	53,538	5,737	1,903
Decrease in trade and other payables	(6,796)	(53,005)	(4,381)	(1,952)
Net cash (used in) / generated from operating activities	(4,804)	(37,467)	10,650	(2,676)
Interest received		1	1	1
Income tax paid	(1)	(13)	(133)	(1,201)
Net cash (used in) / generated from operating activities	(4,805)	(37,479)	10,518	(3,876)
FINANCING ACTIVITIES
Proceeds from issuance of shares	5,025	39,195
Payment of deferred offering costs			(1,643)
Repayment of dividend payables			(6,444)
Advances from a director			239	885
Repayment of advances to a director	(56)	(440)		(388)
Repayment of lease liabilities			(861)	(1,052)
Repayment of loan from a former related company				(200)
Interest paid			(7)
Net cash (used in) / generated from financing activities	4,969	38,755	(8,716)	(755)
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	164	1,276	1,802	(4,631)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	780	6,084	4,282	8,913
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 944	$ 7,360	$ 6,084	$ 4,282